Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Income Statement
Sales	$ 70,931	$ 28,257
Cost of sales	31,316	11,891
Gross Profit	39,615	16,366
OPERATING EXPENSES
Accounting and audit fees	67,282	80,415	$ 66,463
Amortization	2,985	1,717
Amortization; right-of-use asset	38,216
Business development	1,081,478	739,615	11,326
Consulting fees	275,182	125,685	187,015
General office expenses	111,394	68,602	46,466
Insurance	11,928	5,416	9,500
Interest and accretion	20,449
Legal fees	74,528	103,535	166,124
Management fees	110,125	125,390	71,842
Rent	35,325	77,186	30,000
Research and development	386,044	399,720
Stock-based compensation	479,107	692,091
Transfer agent and filing fees	77,919	111,709	71,076
Wages, salaries and benefits	292,218	513,729	21,843
Total expenses	3,064,180	3,044,810	681,655
OTHER INCOME (EXPENSES)
Loss on disposition of exploration and evaluation assets			(156,012)
Acquisition costs			(159,563)
Write-off of inventories		(22,800)
Impairment of development assets		(1,315,678)
Impairment of goodwill		(256,874)
Interest income	193	14,226	8,630
Interest expense	(165)	(394)	(1,184)
Foreign exchange gain (loss)	(517)	(2,322)	(8,441)
Paycheck protection program	100,818
NET LOSS BEFORE INCOME TAX	(2,924,236)	(4,612,286)	(998,225)
Deferred tax recovery		245,479	11,324
NET LOSS	(2,924,236)	(4,366,807)	(986,901)
OTHER COMPREHENSIVE INCOME
Foreign currency translation	19,546	46,244
TOTAL COMPREHENSIVE LOSS	$ (2,904,690)	$ (4,320,563)	$ (986,901)
LOSS PER SHARE, Basic and Diluted	$ (0.08)	$ (0.14)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, Basic and Diluted	37,525,451	32,157,904	23,874,477